T. ROWE PRICE Corporate Income Fund
February 28, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  4.7%
Car Loan  0.9%
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class C
4.44%, 11/17/31  170 171
Carvana Auto Receivables Trust
Series 2021-P1, Class D
1.82%, 12/10/27  670 669
Carvana Auto Receivables Trust
Series 2022-N1, Class D
4.13%, 12/11/28 (1) 72 72
Exeter Automobile Receivables Trust
Series 2025-5A, Class C
4.68%, 3/15/32  295 299
Exeter Automobile Receivables Trust
Series 2026-1A, Class B
4.22%, 10/15/30  95 96
Exeter Automobile Receivables Trust
Series 2026-1A, Class C
4.40%, 5/17/32  440 443
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class C
4.661%, 1/16/34 (1) 500 503
Santander Drive Auto Receivables Trust
Series 2025-4, Class C
4.52%, 1/15/32  315 319
Securitized Term Auto Receivables Trust
Series 2026-A, Class C
4.431%, 3/25/33 (1) 66 66
2,638
Other Asset-Backed Securities  3.8%
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 585 578
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 599 584
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 589 588
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 778 734
Hotwire Funding
Series 2021-1, Class A2
2.311%, 11/20/51 (1) 760 748

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 1,408 1,373
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 31 31
NMEF Funding
Series 2026-A, Class C
4.71%, 2/15/34 (1) 100 101
SEB Funding
Series 2021-1A, Class A2
4.969%, 1/30/52 (1) 424 424
ServiceMaster Funding
Series 2020-1, Class A2I
2.841%, 1/30/51 (1) 422 404
Sierra Timeshare Receivables Funding
Series 2025-2A, Class B
4.93%, 4/20/44 (1) 68 69
Sierra Timeshare Receivables Funding
Series 2025-3A, Class B
4.64%, 8/22/44 (1) 96 97
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 2,996 2,970
Stonepeak
Series 2021-1A, Class AA
2.301%, 2/28/33 (1) 698 682
TPIC SPV
, Class A
10.00%, 12/6/26, (10.00% PIK), Acquisition Date: 12/10/24,
Cost $20 (2)(3)(4) 26 26
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $317 (2)(4) 317 282
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 1,625 1,559
11,250
Total Asset-Backed Securities
(Cost $13,954) 13,888

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
CONVERTIBLE PREFERRED STOCKS  0.4%
INDUSTRIAL  0.4%
Consumer Non-Cyclical  0.1%
Keurig Dr Pepper PIPE, Series A, Acquisition Date: 12/24/25,
Cost $377 (2)(4)(5)(6) — 370
370
Technology  0.3%
Oracle, Series D, 6.50%, 1/15/29  15 690
690
Total Industrial 1,060
Total Convertible Preferred Stocks
(Cost $1,127) 1,060
CORPORATE BONDS  81.1%
FINANCIAL INSTITUTIONS  31.8%
Banking  19.9%
American Express, VR, 4.918%, 7/20/33 (7) 620 634
Bank of America, VR, 5.425%, 8/15/35 (7) 1,230 1,259
Bank of America, VR, 5.464%, 5/9/36 (7) 2,695 2,823
Bank of America, Series TT, VR, 6.125% (7)(8) 1,580 1,603
Banque Federative du Credit Mutuel, 5.538%, 1/22/30 (1)(9) 1,315 1,375
Citigroup, VR, 3.98%, 3/20/30 (7) 6,105 6,084
Citigroup, VR, 4.952%, 5/7/31 (7) 1,010 1,037
Citigroup, VR, 5.174%, 9/11/36 (7) 700 712
Citigroup, VR, 5.333%, 3/27/36 (7) 1,380 1,422
Credit Agricole, VR, 4.818%, 9/25/33 (1)(7) 1,275 1,285
Goldman Sachs Group, VR, 2.615%, 4/22/32 (7) 4,190 3,847
Goldman Sachs Group, VR, 4.516%, 1/21/32 (7) 940 946
Goldman Sachs Group, VR, 4.939%, 10/21/36 (7) 360 358
Goldman Sachs Group, VR, 5.218%, 4/23/31 (7) 1,320 1,367
Goldman Sachs Group, VR, 5.541%, 1/21/47 (7) 1,695 1,686
JPMorgan Chase, VR, 4.81%, 10/22/36 (7) 935 932
JPMorgan Chase, VR, 5.14%, 1/24/31 (7) 1,535 1,593
JPMorgan Chase, VR, 5.572%, 4/22/36 (7) 2,050 2,164
JPMorgan Chase, VR, 6.254%, 10/23/34 (7) 1,650 1,814
M&T Bank, VR, 5.40%, 7/30/35 (7) 1,099 1,115
Morgan Stanley, VR, 2.239%, 7/21/32 (7) 885 794
Morgan Stanley, VR, 4.238%, 1/9/30 (7) 1,065 1,068
Morgan Stanley, VR, 4.431%, 1/23/30 (7) 3,635 3,667
Morgan Stanley, VR, 5.192%, 4/17/31 (7) 940 973

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley, VR, 5.32%, 7/19/35 (7) 759 785
Morgan Stanley, VR, 6.342%, 10/18/33 (7) 1,515 1,665
National Australia Bank, 2.99%, 5/21/31 (1) 2,235 2,079
PNC Financial Services Group, VR, 5.373%, 7/21/36 (7) 250 259
PNC Financial Services Group, VR, 5.575%, 1/29/36 (7) 1,330 1,401
Santander U.K. Group Holdings, VR, 5.136%, 9/22/36 (7) 220 220
Santander U.K. Group Holdings, VR, 5.694%, 4/15/31 (7) 1,390 1,459
Societe Generale, VR, 5.519%, 1/19/28 (1)(7) 1,624 1,644
Societe Generale, VR, 6.691%, 1/10/34 (1)(7) 655 719
Standard Chartered, VR, 4.299%, 1/13/30 (1)(7) 1,890 1,896
Standard Chartered, VR, 4.529%, 6/5/32 (1)(7) 1,490 1,493
Wells Fargo, VR, 4.611%, 4/25/53 (7) 1,515 1,306
Wells Fargo, VR, 4.892%, 9/15/36 (7) 960 961
Wells Fargo, VR, 5.605%, 4/23/36 (7) 2,085 2,194
Wells Fargo, Series BB, VR, 3.90% (7)(8) 780 779
59,418
Brokerage Asset Managers Exchanges  0.7%
Jane Street Group, 7.125%, 4/30/31 (1) 695 720
LPL Holdings, 5.65%, 3/15/35  384 390
Lseg U.S. Fin, 5.297%, 3/28/34 (1) 985 1,017
2,127
Finance Companies  0.9%
Ares Strategic Income Fund, 5.45%, 9/9/28 (1) 885 885
Blackstone Secured Lending Fund, 5.25%, 9/4/29  235 233
Blue Owl GP Stakes IV, 4.88%, 10/30/28, Acquisition Date: 10/9/25,
Cost $580 (2)(4) 580 580
Golub Capital Private Credit Fund, 5.875%, 5/1/30  225 225
PennyMac Financial Services, 6.75%, 2/15/34 (1) 710 702
2,625
Financial Other  1.2%
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 960 962
Atlas Warehouse Lending, 5.25%, 1/15/33 (1) 250 248
HA Sustainable Infrastructure Capital, 6.00%, 3/15/36  785 780
HAT Holdings I, 8.00%, 6/15/27 (1) 1,445 1,503
3,493
Insurance  6.0%
Aspen Insurance Holdings, 5.75%, 7/1/30  360 379
Athene Global Funding, 5.526%, 7/11/31 (1) 2,035 2,071
Centene, 2.50%, 3/1/31  1,075 933
Centene, 3.375%, 2/15/30  970 900
First American Financial, 5.45%, 9/30/34  1,942 1,953
GA Global Funding Trust, 5.40%, 1/13/30 (1) 795 816
GA Global Funding Trust, 5.50%, 4/1/32 (1) 695 705

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Health Care Service Corp. A Mutual Legal Reserve, 2.20%,
6/1/30 (1) 1,933 1,778
Jackson National Life Global Funding, 5.35%, 1/13/30 (1) 2,080 2,151
RGA Global Funding, 5.00%, 8/25/32 (1) 1,415 1,436
UnitedHealth Group, 2.90%, 5/15/50  1,270 823
UnitedHealth Group, 5.30%, 6/15/35 (9) 370 386
UnitedHealth Group, 5.50%, 7/15/44  1,960 1,951
UnitedHealth Group, 5.95%, 6/15/55  210 218
Wynnton Funding Trust, 5.251%, 8/15/35 (1) 1,410 1,428
17,928
Real Estate Investment Trusts  3.1%
American Homes 4 Rent, 5.25%, 3/15/35  710 716
Goodman U.S. Finance Six, 5.125%, 10/7/34 (1) 1,305 1,329
Healthcare Realty Holdings, 3.10%, 2/15/30  1,835 1,757
Invitation Homes Operating Partnership, 5.45%, 8/15/30  1,360 1,417
Kilroy Realty, 4.25%, 8/15/29  1,375 1,351
Prologis Targeted U.S. Logistics Fund, 4.75%, 1/15/36 (1) 400 395
Prologis Targeted U.S. Logistics Fund, 5.25%, 1/15/35 (1) 695 715
Regency Centers, 4.50%, 3/15/33  400 400
Simon Property Group, 5.125%, 10/1/35  1,050 1,076
9,156
Total Financial Institutions 94,747
INDUSTRIAL  41.7%
Basic Industry  2.4%
Celanese U.S. Holdings, 7.379%, 7/15/32  990 1,043
Minera Mexico, 5.625%, 2/12/32 (1) 1,470 1,535
South32 Treasury, 4.35%, 4/14/32 (1) 1,635 1,614
Yara International, 7.378%, 11/14/32 (1) 2,640 3,021
7,213
Capital Goods  2.2%
BAE Systems, 5.30%, 3/26/34 (1) 1,390 1,461
Boeing, 3.75%, 2/1/50  970 720
Boeing, 6.528%, 5/1/34  2,000 2,244
Howmet Aerospace, 4.75%, 4/15/36  265 266
Lockheed Martin, 5.00%, 8/15/35  1,400 1,447
TransDigm, 6.125%, 7/31/34 (1) 290 294
Vertiv Holdings, 5.80%, 3/15/56  105 105
6,537
Communications  8.3%
AT&T, 3.50%, 9/15/53  5,501 3,744
Beignet Investor, 6.581%, 5/30/49 (1) 670 711
Charter Communications Operating, 3.90%, 6/1/52  1,192 783
Directv Financing, 10.00%, 2/15/31 (1) 1,455 1,488

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Meta Platforms, 5.625%, 11/15/55  1,000 979
Meta Platforms, 5.75%, 11/15/65  3,095 3,013
NTT Finance, 5.171%, 7/16/32 (1) 680 703
Orange, 4.00%, 1/13/29 (1) 3,675 3,687
SBA Tower Trust, 4.831%, 10/15/29 (1) 2,085 2,115
Sirius XM Radio, 5.875%, 4/15/32 (1) 505 503
T-Mobile USA, 5.00%, 2/15/36  1,720 1,731
T-Mobile USA, 5.05%, 7/15/33  2,786 2,873
Time Warner Cable, 6.55%, 5/1/37  149 154
Verizon Communications, 5.875%, 11/30/55  2,145 2,155
24,639
Consumer Cyclical  3.9%
Advance Auto Parts, 7.375%, 8/1/33 (1) 690 707
Carnival, 5.75%, 8/1/32 (1) 725 753
CBRE Services, 4.90%, 1/15/33  455 460
Flutter Treasury DAC, 6.375%, 4/29/29 (1) 1,345 1,383
Ford Motor Credit, 5.73%, 9/5/30  335 345
Ford Motor Credit, 6.532%, 3/19/32  790 840
Ford Motor Credit, 7.35%, 3/6/30  500 542
GLP Capital, 5.25%, 2/15/33  1,375 1,391
Hyundai Capital America, 5.40%, 1/8/31 (1) 550 575
Hyundai Capital America, 6.20%, 9/21/30 (1) 1,305 1,403
Hyundai Capital America, 6.50%, 1/16/29 (1) 860 913
Magna International, 5.875%, 6/1/35  175 187
Match Group Holdings II, 6.125%, 9/15/33 (1) 560 559
NFL, 4.78%, 10/5/30, Acquisition Date: 6/27/25, Cost $120 (2)(4) 120 120
Sodexo, 5.15%, 8/15/30 (1) 350 362
Sodexo, 5.80%, 8/15/35 (1) 915 964
11,504
Consumer Non-Cyclical  9.6%
Abbott Laboratories, 4.30%, 3/15/33  1,485 1,484
Abbott Laboratories, 4.65%, 3/15/36  1,275 1,274
AbbVie, 4.95%, 3/15/31  1,145 1,192
AbbVie, 5.40%, 3/15/54  2,370 2,327
BAT Capital, 6.25%, 8/15/55  1,700 1,766
Beth Israel Lahey Health, Series O, 4.717%, 7/1/30  525 531
Cigna Group, 4.875%, 9/15/32  1,565 1,600
CVS Health, 5.00%, 9/15/32  270 277
CVS Health, 5.05%, 3/25/48  3,450 3,075
Eli Lilly, 5.55%, 10/15/55  1,265 1,285
HCA, 5.95%, 9/15/54  1,215 1,207
Icon Investments Six, 6.00%, 5/8/34  419 430
Imperial Brands Finance, 5.625%, 7/1/35 (1) 1,320 1,366
Kenvue, 5.10%, 3/22/43  1,510 1,482

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Mars, 5.65%, 5/1/45 (1) 635 650
Mars, 5.70%, 5/1/55 (1) 1,980 2,008
Pfizer, 5.60%, 11/15/55 (9) 1,685 1,700
Solventum, 5.90%, 4/30/54  1,335 1,335
Sutter Health, Series 2025, 5.537%, 8/15/35  1,880 1,998
Takeda Pharmaceutical, 3.025%, 7/9/40  1,210 944
Teva Pharmaceutical Finance Netherlands III, 4.10%, 10/1/46  505 389
Thermo Fisher Scientific, 4.55%, 6/15/33  355 359
28,679
Energy  6.2%
Diamondback Energy, 4.25%, 3/15/52  915 733
Diamondback Energy, 5.75%, 4/18/54  3,560 3,473
Energy Transfer, 6.30%, 1/15/56  1,405 1,420
Eni, 5.95%, 5/15/54 (1) 1,025 1,050
Florida Gas Transmission, 5.75%, 7/15/35 (1) 710 747
Harbour Energy, 6.327%, 4/1/35 (1) 2,095 2,181
Hilcorp Energy I, 5.75%, 2/1/29 (1) 710 712
Kinetik Holdings, 6.625%, 12/15/28 (1) 1,015 1,047
Occidental Petroleum, 6.05%, 10/1/54  2,260 2,251
Sunoco, 5.625%, 3/15/31 (1) 730 737
Targa Resources, 5.55%, 8/15/35  820 850
TotalEnergies Capital, 5.488%, 4/5/54  1,500 1,484
Transcontinental Gas Pipe Line, 3.95%, 5/15/50  1,880 1,481
Venture Global Plaquemines LNG, 6.125%, 12/15/30 (1) 400 415
18,581
Technology  8.1%
Alphabet, 4.80%, 2/15/36  1,305 1,326
Alphabet, 5.65%, 2/15/56  730 746
AP Grange Holdings, 6.50%, 3/20/45, Acquisition Date: 6/12/24,
Cost $1,360 (2)(4) 1,360 1,428
Broadcom, 2.45%, 2/15/31  2,430 2,246
Broadcom, 5.70%, 1/15/56  975 1,002
Cadence Design Systems, 4.70%, 9/10/34 (9) 2,028 2,043
Fidelity National Information Services, 3.10%, 3/1/41  302 223
Fiserv, 4.55%, 2/15/31  400 399
Fiserv, 5.25%, 8/11/35 (9) 1,440 1,440
Foundry JV Holdco, 6.10%, 1/25/36 (1) 905 966
Foundry JV Holdco, 6.20%, 1/25/37 (1) 885 946
Foundry JV Holdco, 6.25%, 1/25/35 (1) 200 215
Foundry JV Holdco, 6.40%, 1/25/38 (1) 320 347
Motorola Solutions, 5.55%, 8/15/35  1,670 1,758
Oracle, 4.80%, 9/26/32  600 586
Oracle, 5.20%, 9/26/35  1,525 1,474
Oracle, 5.35%, 5/4/33  1,345 1,350

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Oracle, 5.95%, 9/26/55  1,725 1,517
Oracle, 6.10%, 9/26/65  765 663
Paychex, 5.35%, 4/15/32  1,335 1,369
Stripe, Series A, 5.04%, 9/26/30, Acquisition Date: 9/16/25,
Cost $720 (2)(4) 720 720
Synopsys, 5.15%, 4/1/35  1,370 1,399
24,163
Transportation  1.0%
Burlington Northern Santa Fe, 5.50%, 3/15/55  1,400 1,395
Transurban Finance, 2.45%, 3/16/31 (1) 1,735 1,600
2,995
Total Industrial 124,311
UTILITY  7.6%
Electric  6.3%
AES, 5.80%, 3/15/32  1,170 1,220
Appalachian Power, 5.65%, 4/1/34  1,440 1,519
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 1,564 1,619
Enel Finance International, 5.00%, 6/15/32 (1) 1,690 1,738
FirstEnergy, 2.65%, 3/1/30  1,717 1,622
FirstEnergy, Series B, 2.25%, 9/1/30  318 292
New York State Electric & Gas, 5.85%, 8/15/33 (1) 1,195 1,281
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 220 223
Niagara Mohawk Power, 5.783%, 9/16/52 (1) 1,250 1,260
NSTAR Electric, 5.20%, 3/1/35  405 417
Pacific Gas & Electric, 3.50%, 8/1/50  358 246
Pacific Gas & Electric, 4.95%, 7/1/50  340 293
Pacific Gas & Electric, 5.05%, 10/15/32  1,145 1,167
Pacific Gas & Electric, 5.90%, 10/1/54  208 203
PacifiCorp, VR, 7.125%, 8/15/56 (7) 785 771
Southern California Edison, 4.80%, 3/15/33  980 984
Vistra Operations, 5.70%, 12/30/34 (1) 1,632 1,692
Vistra Operations, 6.95%, 10/15/33 (1) 1,625 1,822
WEC Energy, 6.69%, 6/15/55, Acquisition Date: 12/16/24,
Cost $480 (2)(4) 480 489
18,858
Natural Gas  1.3%
APA Infrastructure, 5.125%, 9/16/34 (1) 520 530
APA Infrastructure, 5.75%, 9/16/44 (1)(9) 700 722
Brooklyn Union Gas, 6.388%, 9/15/33 (1) 650 705
Snam, 5.00%, 5/28/30 (1) 990 1,019
Snam, 6.50%, 5/28/55 (1) 335 362

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Southern California Gas, 5.45%, 6/15/35  625 658
3,996
Total Utility 22,854
Total Corporate Bonds
(Cost $238,884) 241,912
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  5.5%
Owned No Guarantee  1.8%
Comision Federal de Electricidad, 6.045%, 1/28/34 (1) 680 688
DP World, 5.25%, 12/24/29  2,750 2,806
STC Sukuk II, 4.489%, 1/15/31 (1) 1,900 1,909
5,403
Sovereign  2.8%
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 970 989
Kingdom of Saudi Arabia, 5.875%, 1/12/56 (1) 1,780 1,785
State of Israel, Series 5Y, 4.50%, 1/13/31  1,520 1,523
State of Kuwait, 4.136%, 10/9/30 (1) 2,900 2,910
United Mexican States, 5.625%, 2/9/34  1,180 1,194
8,401
Supranational  0.9%
Africa Finance, 5.55%, 10/8/29 (1)(9) 2,335 2,397
Corp. Andina de Fomento, VR, 6.75% (1)(7)(8) 400 421
2,818
Total Foreign Government Obligations & Municipalities
(Cost $16,385) 16,622
MUNICIPAL SECURITIES  0.7%
Puerto Rico  0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (10) 2,192 1,496
1,496
Virginia  0.2%
Williamsburg Economic Dev. Auth., Colonial Williamsburg
Foundation Project, 4.957%, 11/1/35  425 440
440
Total Municipal Securities
(Cost $1,608) 1,936

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.2%
Collateralized Mortgage Obligations  0.2%
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 6.431%, 9/25/29, Acquisition
Date: 8/29/24, Cost $581 (2)(4) 581 583
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $581) 583
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  4.8%
U.S. Treasury Obligations  4.8%
U.S. Treasury Bonds, 4.625%, 11/15/55 (11) 2,415 2,411
U.S. Treasury Bonds, 4.75%, 8/15/55  7,040 7,170
U.S. Treasury Bonds, 5.00%, 5/15/45 (11) 3,415 3,610
U.S. Treasury Notes, 3.875%, 12/31/32  1,200 1,212
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $14,042) 14,403
SHORT-TERM INVESTMENTS  3.7%
Money Market Funds  3.7%
T. Rowe Price Government Reserve Fund, 3.73% (12)(13) 11,070 11,070
Total Short-Term Investments
(Cost $11,070) 11,070
SECURITIES LENDING COLLATERAL  2.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.7%
Money Market Funds 0.7%
T. Rowe Price Treasury Reserve Fund, 3.67% (12)(13) 2,250 2,250
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 2,250

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.4%
Money Market Funds 1.4%
T. Rowe Price Treasury Reserve Fund, 3.67% (12)(13) 4,104 4,104
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 4,104
Total Securities Lending Collateral
(Cost $6,354) 6,354
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate Swap,
1/12/29 Receive Fixed 2.50%
Annually, Pay Variable 3.68%
(SOFR) Annually, 1/8/27 @
2.50%* (5) 2 73,442 185
Goldman Sachs
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.
NA.IG-S45, 5 Year Index,
12/20/30), Pay 1.00%
Quarterly, Receive upon
credit default, 4/15/26 @
0.55%* (5) 1 59,055 135

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.
NA.IG-S45, 5 Year Index,
12/20/30), Pay 1.00%
Quarterly, Receive upon
credit default, 3/18/26 @
0.55%* (5) 1 14,790 22
Total Options Purchased (Cost $209) 342
Total Investments in Securities 103.3%
(Cost $304,214) $ 308,170
Other Assets Less Liabilities (3.3)% (9,95 2 )
Net Assets 100.0% $ 298,21 8
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $104,745 and represents 35.1% of net assets.
(2) Level 3 in fair value hierarchy.
(3) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $4,598 and represents 1.5% of net assets.
(5) Non-income producing
(6) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at February 28, 2026, was $377 and was valued at $370 (0.1%
of net assets).
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) Perpetual security with no stated maturity date.
(9) All or a portion of this security is on loan at February 28, 2026.

T. ROWE PRICE Corporate Income Fund

.
.
.
.
.
.
.
.
.
.
(10) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(11) At February 28, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(12) Seven-day yield
(13) Affiliated Companies
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation
GO General Obligation
OTC Over-the-counter
PIK Payment-in-kind
PIPE Private Investment in Public Equity
SOFR Secured overnight financing rate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate Swap,
1/12/29 Receive Fixed
2.00% Annually, Pay
Variable 3.68% (SOFR)
Annually, 1/8/27 @ 2.00%* 2 73,442 (86)
Goldman Sachs
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX. NA.IG-S45, 5 Year
Index, 12/20/30), Pay
1.00% Quarterly, Receive
upon credit default,
4/15/26 @ 0.75%* 1 59,055 (39)
Total Options Written (Premiums $(73)) $ (125)

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
SWAPS 0.3%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.2%
Credit Default Swaps, Protection Sold 0.2%
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CDX.NA.IG-S45,
5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/30 14,300 529 504 25
Total Bilateral Credit Default Swaps, Protection
Sold 504 25
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.171% (SOFR +
0.48%) at Maturity, 5/19/26 142 (1) — (1)
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.171% (SOFR + 0.48%) at
Maturity, 5/19/26 221 1 2 (1)
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.171% (SOFR
+ 0.48%) at Maturity, 5/19/26 51 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable 4.171%
(SOFR + 0.48%) at Maturity, 5/19/26 47 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.171%
(SOFR + 0.48%) at Maturity, 5/19/26 65 — — —
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.171% (SOFR + 0.48%) at
Maturity, 5/19/26 349 3 6 (3)
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.171% (SOFR +
0.48%) at Maturity, 5/19/26 350 5 10 (5)
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.171% (SOFR +
0.48%) at Maturity, 5/19/26 46 (1) — (1)

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.171%
(SOFR + 0.48%) at Maturity, 5/19/26 70 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.171% (SOFR + 0.48%) at
Maturity, 5/19/26 62 — 1 (1)
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.171%
(SOFR + 0.48%) at Maturity, 5/19/26 67 1 1 —
Total Bilateral Total Return Swaps 23 (12)
Total Bilateral Swaps 527 13
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit:
Dow Chemical), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/30 1,490 4 (6) 10
Protection Bought (Relevant Credit:
Tesla), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/26 1,880 (8) 73 (81)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (71)
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 * 2,760 51 (10) 61
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/30 20,273 433 408 25

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Oracle,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 * 4,424 (111) 47 (158)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (72)
Total Centrally Cleared Swaps (143)
Net payments (receipts) of variation margin to date 122
Variation margin receivable (payable) on centrally cleared swaps $ (21)
* Credit ratings as of February 28, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $22.

T. ROWE PRICE Corporate Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 214 U.S. Treasury Notes five year contracts 6/26 (23,570) $ (68)
Long, 86 U.S. Treasury Notes ten year contracts 6/26 9,788 28
Long, 41 U.S. Treasury Notes two year contracts 6/26 8,580 9
Short, 13 Ultra U.S. Treasury Bonds contracts 6/26 (1,581) —
Short, 34 Ultra U.S. Treasury Notes ten year
contracts 6/26 (3,969) (21)
Long, 235 Three Month SOFR Futures contracts 3/27 56,955 46
Net payments (receipts) of variation margin to date 22
Variation margin receivable (payable) on open futures contracts $ 16

T. ROWE PRICE Corporate Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.73% $ — $ — $ 187++
T. Rowe Price Treasury Reserve Fund, 3.67% — — —++
Totals $ —# $ — $ 187+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
2/28/26
T. Rowe Price Government
Reserve Fund, 3.73% $ 9,506  ¤  ¤ $ 11,070
T. Rowe Price Treasury
Reserve Fund, 3.67% —  ¤  ¤ 6,354
Total $ 17,424^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $187 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,424.

T. ROWE PRICE Corporate Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Corporate Income Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Corporate
Income Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Corporate Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE Corporate Income Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Corporate Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 32,961 $ — $ 32,961
Asset-Backed Securities — 13,580 308 13,888
Convertible Preferred Stocks 690 — 370 1,060
Corporate Bonds — 238,575 3,337 241,912
Non-U.S. Government
Mortgage-Backed Securities — — 583 583
Short-Term Investments 11,070 — — 11,070
Securities Lending Collateral 6,354 — — 6,354
Options Purchased — 342 — 342
Total Securities 18,114 285,458 4,598 308,170
Swaps* — 638 — 638
Futures Contracts* 83 — — 83
Total $ 18,197 $ 286,096 $ 4,598 $ 308,891
Liabilities
Options Written $ — $ 125 $ — $ 125
Swaps* — 241 — 241
Futures Contracts* 89 — — 89
Total $ 89 $ 366 $ — $ 455
1
Includes Foreign Government Obligations & Municipalities, Municipal Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Corporate Income Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 28, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 28, 2026, totaled $42,000 for the period ended February 28, 2026.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F112-054Q3 02/26
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
2/28/26
Investment in Securities
Asset-Backed Securities $ 338 $ (28) $ 19 $ (21) $ 308
Convertible Preferred Stocks — (7) 377 — 370
Corporate Bonds 1,840 77 1,420 — 3,337
Non-U.S. Government
Mortgage-Backed Securities 654 2 — (73) 583
Total $ 2,832 $ 44 $ 1,816 $ (94) $ 4,598